Geographic and Other Information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 277,198	$ 277,193	$ 278,204	$ 280,683	$ 282,395	$ 283,770	$ 287,770	$ 291,356	$ 1,113,278	$ 1,145,291	$ 1,176,867
Non-subscription Revenue
Disaggregation of Revenue [Line Items]
Revenue									$ 31,500	$ 35,100	$ 39,400
Percentage of revenue									3.00%	3.00%	3.00%